Interim Statement Presentation (Details) - Schedule of Revised Satement of Operation (Parentheticals) - VASO CORPORATION [Member] - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
As Reported [Member]
Condensed Income Statements, Captions [Line Items]
Diluted	$ 0.01	$ 0.02
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Diluted	0.00	0.00
As Revised [Member]
Condensed Income Statements, Captions [Line Items]
Diluted	$ 0.01	$ 0.02